Related-party transactions (Details) (USD $)	0 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended	20 Months Ended	26 Months Ended
	Oct. 14, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2011	Jun. 30, 2012
Related-party transactions [Abstract]
Due to related party		$ 345,108		$ 19,192	$ 220,345	$ 220,345	$ 345,108
Sponsor's maximum commitment to advance funds		400,000		200,000	400,000	400,000	400,000
Note due to related party		336,148					336,148
Number of warrants purchased by the Sponsor	4,340,000
Office space and other professional expenses recorded during period and accrued in Due to related party on the balance sheet		$ 22,500	$ 22,500	$ 18,750	$ 90,000	$ 108,750	$ 153,750